COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

2013
Book value of assets pledged under ship mortgages (see Note 19)	$1,994 million